Taxation	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Taxation	Taxation

Taxation charge

	$ million
	2025	2024	2023
Current tax:
Charge in respect of current period	11,752	13,648	13,066
Adjustments in respect of prior periods	(277)	58	(422)
Total	11,475	13,706	12,644
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(356)	(491)	(305)
Relating to changes in tax rates and legislation	593	112	242
Adjustments in respect of prior periods	(75)	74	410
Total	162	(305)	347
Total taxation charge	11,637	13,401	12,991
23. Taxation continued
Adjustments in respect of prior periods relate to events in the current period and reflect the effects of changes in rules, facts or other factors compared with those used in establishing the current tax position or deferred tax balance in prior periods.

Pillar Two [A]
	$ million
	2025	2024	2023
Taxation charge	11,637	13,401	12,991
Of which:
Income tax excluding Pillar Two income tax	11,339	13,150	12,991
Income tax related to Pillar Two income tax	298	251	—
[A]Shell has applied the exception, as set out in the amendments to IAS 12 Income Taxes, to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2025	2024	2023
Income before taxation	29,756	29,922	32,627
Less: share of profit of joint ventures and associates	(1,618)	(2,993)	(3,725)
Income before taxation and share of profit of joint ventures and associates	28,138	26,929	28,902
Applicable tax charge at standard statutory tax rates	12,036	11,782	11,921
Adjustments in respect of prior periods	(352)	132	(12)
Tax effects of:
Expenses not deductible for tax purposes	538	747	1,225
Incentives for investment and development	(300)	(374)	(553)
Derecognition of deferred tax assets	373	255	243
Changes in tax rates and legislation	593	112	242
Income not subject to tax at standard statutory rates	276	360	(213)
Disposals	(1,553)	(134)	(113)
Exchange rate differences	(212)	(12)	89
Other reconciling items	238	533	162
Taxation charge	11,637	13,401	12,991
Weighted average of statutory tax rates [A]	43%	44%	41%
Effective tax rate based on income before taxation [B]	39%	45%	40%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates [C]	41%	50%	45%
[A]The weighted average of statutory tax rates is calculated by dividing the applicable tax charge at standard statutory tax rates by Income before taxation and share of profit of joint ventures and associates.
[B]The effective tax rate based on income before taxation is calculated by dividing Taxation charge by Income before taxation.
[C]The effective tax rate based on income before taxation excluding share of profit of joint ventures and associates is calculated by dividing Taxation charge by Income before taxation and share of profit of joint ventures and associates.
Compared with 2024, the decrease in the weighted average of statutory tax rates mainly reflects a higher proportion of total earnings in countries subject to relatively lower taxation rates.
Adjustments in respect of disposals principally related to the divestment of Shell Petroleum Development Company of Nigeria (SPDC) and the formation of the Adura JV (see Note 14).
Adjustments in respect of changes in tax rates and legislation principally relate to the extension of the UK Energy Profits Levy until March 2030, enacted in 2025.
23. Taxation continued

2025 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2025	6,841	1,814	3,567	1,854	5,235	19,311
Credit/(charge) to income	396	(271)	455	(8)	(70)	502
Currency translation differences	194	11	164	78	13	460
Other comprehensive income	4	—	7	165	43	219
Other movements	(1,003)	(27)	69	(488)	(46)	(1,495)
At December 31, 2025	6,432	1,527	4,262	1,601	5,175	18,997
Deferred tax liability
At January 1, 2025		(18,914)		(3,250)	(3,795)	(25,959)
(Charge)/credit to income		(1,130)		57	414	(659)
Currency translation differences		(229)		(271)	(79)	(579)
Other comprehensive income		(2)		2,001	27	2,026
Other movements		2,472		4	(112)	2,364
At December 31, 2025		(17,803)		(1,459)	(3,545)	(22,807)
Net deferred tax liability at December 31, 2025						(3,810)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2025
Deferred tax asset						8,173
Deferred tax liability						(11,983)

2024 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2024	7,577	1,584	4,280	1,750	4,432	19,623
(Charge)/credit to income	528	254	(388)	—	799	1,193
Currency translation differences	(94)	(7)	(129)	(77)	(31)	(338)
Other comprehensive income	—	—	33	(162)	46	(83)
Other movements	(1,170)	(17)	(229)	343	(11)	(1,084)
At December 31, 2024	6,841	1,814	3,567	1,854	5,235	19,311
Deferred tax liability
At January 1, 2024		(21,996)		(2,880)	(3,640)	(28,516)
Credit/(charge) to income		(799)		(138)	49	(888)
Currency translation differences		231		386	68	685
Other comprehensive income		(2)		(267)	(15)	(284)
Other movements		3,652		(351)	(257)	3,044
At December 31, 2024		(18,914)		(3,250)	(3,795)	(25,959)
Net deferred tax asset at December 31, 2024						(6,648)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2024
Deferred tax asset						6,857
Deferred tax liability						(13,505)
The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.
23. Taxation continued
Other movements in deferred tax assets and liabilities are mainly related to assets classified as held for sale and liabilities directly associated with assets classified as held for sale (see Note 19).
The deferred tax category Other primarily includes deferred tax positions in respect of leases, financial assets and liabilities, inventories, intangible assets other than goodwill and investments in subsidiaries, joint ventures and associates.
The deferred tax category property, plant and equipment also includes deferred tax positions in respect of investments in partnerships in the USA that are considered pass-through entities by its parent for tax purposes.
Deferred tax assets of $8,173 million (2024: $6,857 million) are recognised only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those assets are likely to be recovered, and a judgement as to whether there will be sufficient taxable profits available to offset the assets. It is considered probable based on business forecasts that such taxable profits will be available. For Marketing, as well as Chemicals and Products, additional judgement is required; in some jurisdictions the assessment of forecasted taxable profits resulting in deferred tax asset recognition of $283 million (2024: $315 million) extends for an additional 10 years beyond Shell's regular 10-year planning horizon. In those situations, additional risking has been applied to the forecast of taxable profits. For Integrated Gas and Upstream, deferred tax assets recognised are expected to be recovered within the period of production of each asset. For deferred tax assets of $1,079 million (2024: $625 million) as at December 31, 2025, this period extends beyond 10 years.
The amount of deferred tax assets that are dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and that relate to tax jurisdictions where Shell has suffered a loss in the current or preceding year, was $6,166 million at December 31, 2025 (2024: $4,022 million). The increase compared with 2024 is mainly due to the inclusion of entities with higher deferred tax assets, which have generated tax losses in 2025.

Expected expiration of unused tax losses, unrecognised deductible temporary differences and tax credits

		$ million
Expected expiration	Dec 31, 2025	Dec 31, 2024
Less than 1 year	1,041	375
Between 1 and 5 years	682	1,318
5 years and later [A]	75,324	75,768
Total	77,047	77,461
[A]Includes unrecognised losses for Petroleum Resource Rent Tax (PRRT) in Australia totalling $48,021 million as at the end of the most recent PRRT fiscal year, June 30, 2025 (June 30, 2024: $49,893 million).
Excluding unrecognised tax losses for PRRT, the unrecognised deductible temporary differences, unused tax losses and credits carried forward amounted to $29,026 million at December 31, 2025 (2024: $27,568 million), and included amounts of $27,303 million (2024: $25,875 million) that are subject to time limits for utilisation of five years or later, or are not time limited.
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates amounted to $3,662 million at December 31, 2025 (2024: $4,504 million). These retained earnings are subject to withholding tax upon distribution.